DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Direct Operating Costs 1 [Abstract]
Depreciation and amortization	$ 775	$ 365	$ 211
Transportation and distribution	255	195	184
Operations and maintenance	140	94	56
Compensation	150	87	59
Cost of inventory	4	2	5
Other	54	35	27
Total	$ 1,378	$ 778	$ 542